REVENUE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 165,447	$ 127,182	$ 108,652
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 65,085	33,888	41,189
Sports | Revision of Prior Period, Reclassification, Adjustment
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues		$ 606	$ 555
Cost Per Acquisition
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	37.00%	43.00%	58.00%
Revenue Share
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	24.00%	23.00%	13.00%
Hybrid
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	37.00%	34.00%	29.00%
Ticketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	2.00%	0.00%	0.00%
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	25.00%	32.00%	48.00%
Largest customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	10.00%	10.00%	16.00%